PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 36.9%
776,962
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 $ 512,290
0.3
1,701,186
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 1,022,330
0.5
500,000
(1)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2029 507,846
0.2
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
7.276%, (TSFR1M +
1.947%),
12/15/2036 479,750
0.2
662,526
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 465,136
0.2
6,369,284
(1)(2)(3)
BANK 2017-BNK8 XE,
1.430%,
11/15/2050 235,816
0.1
15,828,758
(2)(3)
BANK 2020-BN27 XA,
1.264%,
04/15/2063 790,414
0.4
5,251,788
(2)(3)
BANK 2020-BN30 XA,
1.392%,
12/15/2053 316,493
0.2
900,000
(2)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 C, 4.352%,
02/15/2050 825,697
0.4
13,322,559
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.679%,
08/15/2052 753,876
0.4
5,710,974
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 282,106
0.1
5,074,799
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.385%,
03/15/2062 231,281
0.1
4,489,366
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.398%,
12/15/2062 269,565
0.1
1,841,521
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 1,701,744
0.8
6,566,995
(2)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.908%,
07/15/2053 388,597
0.2
4,777,923
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.623%,
01/15/2054 351,454
0.2
5,509,749
(2)(3)
Benchmark Mortgage
Trust 2021-B23 XA,
1.370%,
02/15/2054 304,608
0.1
10,314,390
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.205%,
04/15/2054 517,357
0.3
1,981,555
(1)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 1,449,886
0.7
1,008,846
(1)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 704,868
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,537,173
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.445%,
05/25/2052 $ 1,953,376
1.0
850,000
(1)(2)
BOCA Commercial
Mortgage Trust 2022-
BOCA D, 8.647%,
(TSFR1M + 3.318%),
05/15/2039 851,474
0.4
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 7.275%,
(TSFR1M + 1.946%),
04/15/2034 704,836
0.3
602,296
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.843%,
(TSFR1M + 2.514%),
09/15/2036 592,947
0.3
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 8.470%,
(TSFR1M + 3.141%),
06/15/2027 1,004,115
0.5
750,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 8.918%,
(TSFR1M + 3.589%),
12/09/2040 753,558
0.4
200,000
(1)(2)
BX Trust 2018-GW C,
6.846%, (TSFR1M +
1.517%),
05/15/2035 199,157
0.1
5,284,005
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.537%,
08/15/2057 278,189
0.1
1,274,158
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.845%,
07/10/2049 723,875
0.4
605,308
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.845%,
07/10/2049 187,957
0.1
1,550,913
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 856,563
0.4
6,220,215
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.398%,
09/15/2050 213,124
0.1
674,572
(1)(2)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.227%,
11/10/2051 448,192
0.2
548,090
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 521,928
0.3
1,250,000
(1)(2)
DK Trust 2024-SPBX
D, 8.079%, (TSFR1M +
2.750%),
03/15/2034 1,245,673
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,904,449
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.094%,
08/25/2036 $ 310,942
0.2
6,637,004
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG01 X3, 3.230%,
05/25/2029 837,564
0.4
1,455,653
(1)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 1,176,090
0.6
603,444
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 478,771
0.2
2,235,423
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 1,721,870
0.8
3,356,899
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 2,529,193
1.2
2,415,208
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 1,798,691
0.9
2,992,509
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.000%,
11/27/2050 2,455,630
1.2
1,616,752
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,132,009
0.6
1,158,216
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,133,709
0.6
1,178,995
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,086,377
0.5
1,159,119
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,126,816
0.6
1,178,694
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,072,031
0.5
2,134,237
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.393%,
09/27/2051 1,685,021
0.8
1,624,694
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 1,547,141
0.8
1,974,628
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 1,867,302
0.9
1,362,997
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 911,287
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,623,791
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 $ 1,537,673
0.8
1,605,421
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,424,163
0.7
653,492
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 454,336
0.2
542,067
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 338,178
0.2
1,000,000
(1)(2)
Hawaii Hotel Trust
2019-MAUI E, 7.786%,
(TSFR1M + 2.457%),
05/15/2038 996,239
0.5
500,000
(1)(2)
INTOWN Mortgage
Trust 2022-STAY B,
8.615%, (TSFR1M +
3.286%),
08/15/2039 502,006
0.2
1,760,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.394%,
01/05/2034 1,611,772
0.8
1,250,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT C, 8.767%,
(TSFR1M + 3.439%),
12/15/2036 1,253,873
0.6
375,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 9.517%,
(TSFR1M + 4.188%),
03/15/2036 375,923
0.2
497,612
(1)(2)
Med Trust 2021-MDLN
F, 9.443%, (TSFR1M +
4.114%),
11/15/2038 498,346
0.2
377,495
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 8.044%,
(TSFR1M + 2.715%),
04/15/2038 373,988
0.2
360,000
(1)(2)
MHC Trust 2021-MHC2
E, 7.393%, (TSFR1M +
2.064%),
05/15/2038 354,162
0.2
4,684,360
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.732%,
12/15/2050 218,737
0.1
478,826
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 262,753
0.1
11,677,999
(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.430%,
07/15/2052 546,149
0.3
653,492
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 608,922
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,011,482
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 $ 2,503,746
1.2
4,842,462
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 4,211,909
2.1
4,104,649
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 3,584,280
1.8
2,179,560
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.250%,
03/01/2050 1,888,748
0.9
1,508,752
(1)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 1,285,254
0.6
1,897,233
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,505,645
0.7
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 888,509
0.4
750,000
(1)(2)
SMRT 2022-MINI F,
8.679%, (TSFR1M +
3.350%),
01/15/2039 714,200
0.3
850,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.314%,
12/15/2049 741,460
0.4
861,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.176%,
12/15/2059 726,161
0.4
9,430,213
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
1.004%,
10/15/2050 202,512
0.1
6,110,874
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.644%,
08/15/2054 433,682
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $70,215,312)
75,559,848
36.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 32.7%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.633%,
01/25/2045 324,759
0.2
320,752
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.759%,
03/25/2046 292,999
0.1
903,444
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 817,083
0.4
451,722
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 418,402
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,813
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.483%,
11/25/2051 $ 463,176
0.2
595,074
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.401%,
12/25/2051 475,708
0.2
726,059
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.388%,
10/25/2051 585,488
0.3
333,173
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.083%,
11/25/2035 180,095
0.1
524,382
(1)(2)
CIM Trust 2019-
INV3 B1A, 4.678%,
08/25/2049 480,883
0.2
368,101
(1)(2)
CIM Trust 2021-
J1 A19, 2.500%,
03/25/2051 289,537
0.1
431,883
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.859%,
09/25/2051 341,780
0.2
1,088,898
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 906,291
0.4
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.100%,
(SOFR30A + 3.764%),
02/25/2040 928,873
0.5
1,054,019
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.485%,
(SOFR30A + 3.150%),
12/25/2041 1,091,646
0.5
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 452,605
0.2
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.450%, (SOFR30A +
3.114%),
01/25/2040 620,602
0.3
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.635%, (SOFR30A +
3.300%),
11/25/2041 312,176
0.2
1,761,717
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.885%, (SOFR30A +
5.550%),
01/25/2043 1,952,961
1.0
396,941
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.148%,
07/25/2048 353,845
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,550,976
(1)(2)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.520%,
10/25/2049 $ 1,374,174
0.7
1,380,675
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.203%,
03/25/2050 1,213,359
0.6
688,135
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.203%,
03/25/2050 598,750
0.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.085%,
(SOFR30A + 3.750%),
12/25/2041 1,561,543
0.8
3,011,482
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.735%,
(SOFR30A + 3.400%),
01/25/2042 3,112,460
1.5
2,845,850
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.085%,
(SOFR30A + 4.750%),
02/25/2042 3,039,903
1.5
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.735%,
(SOFR30A + 2.400%),
02/25/2042 1,544,954
0.8
1,656,315
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.085%,
(SOFR30A + 3.750%),
02/25/2042 1,741,727
0.9
487,802
(1)(2)
GCAT Trust 2022-INV3
B1, 4.616%,
08/25/2052 430,294
0.2
961,067
(1)(2)
GCAT Trust 2023-
NQM1 A2, 4.250%,
10/25/2057 883,107
0.4
611,025
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.631%,
05/25/2050 511,107
0.2
989,017
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.945%,
03/25/2050 884,676
0.4
847,366
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.945%,
03/25/2050 753,521
0.4
1,242,822
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.989%,
10/25/2052 984,729
0.5
868,573
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 711,026
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
879,117
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 $ 873,561
0.4
713,401
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.312%,
12/25/2051 579,350
0.3
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 326,140
0.2
647,874
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.880%, (TSFR1M +
0.534%),
02/25/2046 443,067
0.2
242,665
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.579%,
06/25/2049 225,479
0.1
425,810
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.153%,
05/25/2052 326,426
0.2
484,015
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.092%,
07/25/2052 375,013
0.2
1,158,320
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.303%,
11/25/2052 929,199
0.5
871,479
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A15B,
5.500%,
07/25/2053 841,147
0.4
778,500
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.710%,
07/25/2053 731,681
0.4
879,156
(1)(2)
J.P. Morgan Mortgage
Trust 2023-3 A15A,
5.000%,
10/25/2053 830,930
0.4
303,128
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.686%,
01/25/2044 254,872
0.1
916,862
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.449%,
01/25/2047 793,217
0.4
368,800
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.870%,
11/25/2048 326,361
0.2
375,229
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.778%,
12/25/2048 329,127
0.2
408,753
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.705%,
09/25/2048 358,904
0.2
579,172
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.705%,
09/25/2048 507,116
0.2
584,357
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.711%,
10/25/2048 514,437
0.3
800,063
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.220%,
02/25/2050 676,057
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
810,265
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.421%,
03/25/2050 $ 678,500
0.3
874,432
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.895%,
10/25/2049 840,262
0.4
469,527
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.928%,
10/25/2049 440,425
0.2
964,846
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.366%,
05/25/2050 848,095
0.4
518,136
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.662%,
12/25/2049 486,300
0.2
518,136
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.662%,
12/25/2049 482,446
0.2
692,505
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.368%,
03/25/2050 618,843
0.3
685,946
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 584,119
0.3
406,962
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.501%,
03/25/2051 345,090
0.2
349,678
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 275,047
0.1
991,550
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.498%,
05/25/2054 948,404
0.5
259,411
(1)(2)
JP Morgan Trust
2015-1 B3, 6.646%,
12/25/2044 249,526
0.1
558,602
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.318%,
10/25/2048 511,507
0.3
715,374
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.319%,
03/25/2052 567,323
0.3
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 789,527
0.4
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.708%,
09/25/2057 485,371
0.2
453,236
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 431,859
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.685%,
(SOFR30A + 3.350%),
04/25/2034 1,167,979
0.6
406,294
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 319,214
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,095,019
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.973%,
10/25/2051 $ 860,323
0.4
672,980
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 8.035%,
(SOFR30A + 2.700%),
12/27/2033 681,794
0.3
551,524
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.465%,
02/25/2050 474,216
0.2
505,672
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.557%,
02/25/2047 456,923
0.2
703,377
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.783%,
08/25/2047 621,127
0.3
385,895
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.257%,
06/25/2049 346,993
0.2
476,598
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.775%,
08/25/2049 455,466
0.2
833,194
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.503%,
09/25/2049 767,729
0.4
490,644
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.503%,
09/25/2049 456,017
0.2
686,314
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.635%,
03/25/2050 583,534
0.3
551,793
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.315%,
04/25/2050 458,714
0.2
713,718
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.864%,
11/25/2051 564,976
0.3
601,735
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.131%,
01/25/2053 554,891
0.3
929,154
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
12/25/2053 911,890
0.4
937,760
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 920,336
0.4
371,506
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.643%,
10/25/2047 329,823
0.2
296,005
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 260,614
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 768,465
0.4
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 539,615
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
752,870
(1)
Starwood Mortgage
Residential Trust 2020-
INV1 M1, 2.501%,
11/25/2055 $ 658,361
0.3
1,103,040
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 247,068
0.1
331,263
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.882%,
11/25/2057 322,678
0.2
563,230
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.155%,
08/25/2051 458,029
0.2
427,406
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.222%,
12/25/2051 337,003
0.2
1,397,185
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.233%,
01/25/2052 1,112,249
0.5
285,750
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 240,213
0.1
584,103
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.375%,
12/25/2049 487,493
0.2
Total Collateralized
Mortgage Obligations
(Cost $63,727,750)
66,822,700
32.7
ASSET-BACKED SECURITIES : 22.6%
Automobile Asset-Backed Securities : 0.4%
708,000  AmeriCredit Automobile
Receivables Trust
2020-2 D, 2.130%,
03/18/2026 699,572
0.4
Other Asset-Backed Securities : 18.7%
1,000,000
(1)(2)
AMMC CLO 30 Ltd.
2024-30A C, 7.941%,
(TSFR3M + 2.650%),
01/15/2037 1,002,130
0.5
1,150,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
7.491%, (TSFR3M +
2.162%),
04/30/2031 1,151,406
0.6
350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 7.436%,
(TSFR3M + 2.112%),
04/20/2031 350,791
0.2
730,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.636%, (TSFR3M +
2.312%),
10/20/2030 731,237
0.4
327,690
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 316,118
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,747,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 $ 1,454,206
0.7
825,825
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 767,046
0.4
1,041,500
(1)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 954,048
0.5
937,350
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 899,900
0.4
781,125
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.479%, (TSFR3M +
2.150%),
04/15/2035 781,886
0.4
1,360,763
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 1,292,885
0.6
800,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
7.679%, (TSFR3M +
2.362%),
07/17/2031 800,675
0.4
300,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 7.533%,
(TSFR3M + 2.200%),
07/21/2037 300,511
0.1
695,181
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 618,696
0.3
414,058
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 404,401
0.2
550,498
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 530,195
0.3
780,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.440%, (TSFR3M +
2.112%),
10/15/2030 781,128
0.4
671,220
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 676,690
0.3
477,895
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 354,421
0.2
229,011
(1)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 229,012
0.1
392,320
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 348,735
0.2
250,734
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 231,137
0.1
319,467
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 273,293
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 7.603%,
(TSFR3M + 2.270%),
07/20/2037 $ 1,502,415
0.7
250,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 7.804%,
(TSFR3M + 2.500%),
04/20/2037 251,280
0.1
450,000
(1)(2)
Octagon Investment
Partners XVI Ltd.
2013-1A CR, 7.429%,
(TSFR3M + 2.112%),
07/17/2030 450,737
0.2
800,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
7.827%, (TSFR3M +
2.500%),
04/16/2037 810,248
0.4
650,937
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 10.587%, (TSFR3M
+ 5.262%),
05/20/2029 656,424
0.3
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
B, 8.825%, (TSFR3M +
3.500%),
07/20/2036 1,008,549
0.5
70,997
(1)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 70,989
0.0
1,050,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.885%, (TSFR3M +
2.562%),
04/25/2034 1,050,945
0.5
500,000
(1)(2)
Sound Point CLO
XXXII Ltd. 2021-4A C,
7.735%, (TSFR3M +
2.412%),
10/25/2034 498,166
0.2
541,431
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 469,996
0.2
2,132,437
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,761,287
0.9
407,402
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 360,378
0.2
1,082,952
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 881,001
0.4
951,201
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 868,991
0.4
737,770
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 704,725
0.3
1,926,509
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,775,845
0.9
402,776
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 373,520
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,041,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.090%, (TSFR3M +
2.762%),
04/15/2035 $ 1,043,212
0.5
504,591
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 439,155
0.2
738,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
B, 1.780%,
01/15/2025 736,881
0.4
1,850,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 1,857,281
0.9
653,546
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 571,452
0.3
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 7.870%,
(TSFR3M + 2.542%),
07/15/2031 330,309
0.2
350,000
(1)(2)
VERDE CLO Ltd.
2019-1A CR, 7.590%,
(TSFR3M + 2.262%),
04/15/2032 350,756
0.2
621,509
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 534,174
0.3
416,600
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.539%,
(TSFR3M + 2.212%),
07/18/2031 417,527
0.2
1,712,154
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 1,561,120
0.8
1,918,276
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 1,704,764
0.8
38,292,674
18.7
Student Loan Asset-Backed Securities : 3.5%
312,158
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 292,474
0.1
1,571,900
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 1,474,693
0.7
790,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 688,400
0.3
376,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 343,163
0.2
1,205,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,100,393
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
602,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 $ 550,853
0.3
632,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 577,931
0.3
1,521,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 1,185,499
0.6
1,235,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 1,013,092
0.5
7,226,498
3.5
Total Asset-Backed
Securities
(Cost $45,122,362)
46,218,744
22.6
Total Long-Term
Investments
(Cost $179,065,424)
188,601,292
92.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.5%
Commercial Paper : 4.1%
2,000,000  Duke Energy Co.,
11.040
%,
07/02/2024 1,998,794
1.0
2,000,000
Exelon Corp.,
6.790
%,
07/09/2024 1,996,668
1.0
1,500,000
HP, Inc.,
6.570
%,
07/11/2024 1,497,045
0.7
2,500,000
Walmart, Inc.,
16.090
%,
07/01/2024 2,498,901
1.2
470,000  Waste Management,
Inc.,
6.930
%,
07/08/2024 469,289
0.2
Total Commercial Paper
(Cost $8,464,476)
8,460,697
4.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.4%
6,914,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $6,914,000) $ 6,914,000 3.4
Total Short-Term
Investments
(Cost $15,378,476)
$ 15,374,697
7.5
Total Investments in
Securities
(Cost $194,443,900) $ 203,975,989 99.7
Assets in Excess of
Other Liabilities
649,206 0.3
Net Assets $ 204,625,195 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Rate shown is the 7-day yield as of June 30, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series SC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 75,559,848 $ — $ 75,559,848
Collateralized Mortgage Obligations — 66,822,700 — 66,822,700
Asset-Backed Securities — 46,218,744 — 46,218,744
Short-Term Investments 6,914,000 8,460,697 — 15,374,697
Total Investments, at fair value $ 6,914,000 $ 197,061,989 $ — $ 203,975,989
Other Financial Instruments+
Futures 113,944 — — 113,944
Total Assets $ 7,027,944 $ 197,061,989 $ — $ 204,089,933
Liabilities Table
Other Financial Instruments+
Futures $ (8,857) $ — $ — $ (8,857)
Total Liabilities $ (8,857) $ — $ — $ (8,857)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 77 09/30/24 $ 15,724,844 $ 49,180
U.S. Treasury Long Bond 20 09/19/24 2,366,250 27,614
U.S. Treasury Ultra Long Bond 23 09/19/24 2,882,906 31,933
$ 20,974,000 $ 108,727
Short Contracts:
U.S. Treasury 5-Year Note (288) 09/30/24 (30,694,500) (2,194)
U.S. Treasury 10-Year Note (16) 09/19/24 (1,759,750) 5,217
U.S. Treasury Ultra 10-Year Note (6) 09/19/24 (681,188) (6,663)
$ (33,135,438) $ (3,640)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,532,436
Gross Unrealized Depreciation (1,000,347)
Net Unrealized Appreciation $ 9,532,089